Cover	Sep. 21, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 21, 2021
Entity File Number	001-36530
Entity Registrant Name	Touchpoint Group Holdings, Inc.
Entity Central Index Key	0000225211
Entity Tax Identification Number	46-3561419
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4300 Biscayne Blvd, Suite 203,
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33137
City Area Code	(305) 420 6640
Local Phone Number	420 6640
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false